Note 6 - Leases - Lease Noncash Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right of use assets obtained in exchange for lease liabilities	$ 0	$ 4,324,727
Right of use asset modifications	$ (1,392,953)	$ 0